Financial Instruments and Financial Risk Management - Summary of Maximum Exposure to Credit Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade and Other Receivables
Disclosure Of Financial Instruments [Line Items]
Maximum exposure to credit risk	$ 881,432	$ 927,654